Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 47
2020	25
2021	37
2022	34
2023	45
From 2024 to 2026	260
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	5
2020	8
2021	3
2022	4
2023	5
From 2024 to 2026	$ 29